Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,246,373	$ 466,312	¥ 4,977,432
Time deposits	53,487,075	7,682,937	32,900,287
Restricted cash	3,150,354	452,520	4,692,050
Accounts receivable, net	4,169,358	598,891	4,002,487
Inventories, net	650,557	93,447	1,065,615
Prepayments and other current assets	4,817,422	691,979	3,925,205
Short-term investments	15,312,595	2,199,517	11,674,775
Assets held for sale	271,278	38,967	5,477,869
Total current assets	85,105,012	12,224,570	68,715,720
Non-current assets:
Property, equipment and software, net	4,621,712	663,867	4,672,079
Land use rights, net	3,707,179	532,503	3,271,512
Operating lease right-of-use assets, net	463,688	66,605
Deferred tax assets	903,904	129,838	1,064,295
Time deposits	2,360,000	338,993	100,000
Long-term investments	9,293,868	1,334,980	5,245,108
Other long-term assets	5,666,610	813,958	2,930,069
Assets held for sale	2,398	344	969,145
Total non-current assets	27,019,359	3,881,088	18,252,208
Total assets	112,124,371	16,105,658	86,967,928
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB909,449 and RMB846,893 as of December 31, 2018 and 2019, respectively)	1,212,303	174,136	1,201,210
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB108,699 and RMB97,636 as of December 31, 2018 and 2019, respectively)	2,957,360	424,798	2,799,212
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB84,118 and RMB122,179 as of December 31, 2018 and 2019, respectively)	3,156,513	453,405	2,260,646
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the primary beneficiaries of RMB129,900 and RMB197,420 as of December 31, 2018 and 2019, respectively)	16,828,226	2,417,223	13,658,554
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB6,672,715 and RMB7,634,637 as of December 31, 2018 and 2019, respectively)	8,602,227	1,235,633	7,718,485
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,865,978 and RMB1,919,549 as of December 31, 2018 and 2019, respectively)	5,292,774	760,259	5,005,190
Short-term operating lease liabilities (including short-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries of nil and RMB14,683 as of December 31, 2018 and 2019, respectively)	191,454	27,501
Liabilities held for sale	2,156	310	2,465,713
Total current liabilities	38,243,013	5,493,265	35,109,010
Non-current liabilities:
Deferred tax liabilities	382,030	54,875	392,598
Long-term operating lease liabilities (including long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries of nil and RMB12,133 as of December 31, 2018 and 2019, respectively)	279,949	40,212
Other long-term payable (including long-term payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,500 and nil as of December 31, 2018 and 2019, respectively)	176,963	25,419	48,921
Liabilities held for sale	961	138	5,818
Total non-current liabilities	839,903	120,644	447,337
Total liabilities	39,082,916	5,613,909	35,556,347
Commitments and contingencies (See Note 22)
Redeemable noncontrolling interests	10,448,600	1,500,847	5,385,736
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,199,018 shares issued and outstanding as of December 31, 2018 and 3,228,531 shares issued and outstanding as of December 31, 2019	2,640	379	2,620
Additional paid-in capital	3,913,656	562,162
Statutory reserves	1,215,208	174,554	1,214,578
Accumulated other comprehensive income/(loss)	(71,445)	(10,262)	17,050
Retained earnings	56,393,640	8,100,439	43,997,388
NetEase, Inc.'s shareholders' equity	61,453,699	8,827,272	45,231,636
Noncontrolling interests	1,139,156	163,630	794,209
Total shareholders' equity	62,592,855	8,990,902	46,025,845
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 112,124,371	$ 16,105,658	¥ 86,967,928